General and Administrative Costs	6 Months Ended
Jun. 30, 2026
General and Administrative Costs
General and Administrative Costs	16. General and Administrative Costs General and administrative costs amount to € 8,766,000 for the six month period ended June 30, 2026 (six month period ended June 30, 2025: € 8,050,000).